Shareholders' Equity and Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Reconciliation of Basic and Diluted Net Income Per Common Share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2023	2022	2021
	(In thousands, except per share amounts)
Net income	$59,067	$63,351	$62,895

Weighted average shares outstanding (1)	20,976	21,096	21,585
Stock units for deferred compensation plan for non-employee directors	160	137	121
Effect of stock options	11	38	69
Performance share units	23	25	32
Weighted average shares outstanding for calculation of diluted earnings per share	21,170	21,296	21,807

Net income per common share
Basic (1)	$2.82	$3.00	$2.91
Diluted	$2.79	$2.97	$2.88
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(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.